Operating Expenses	3 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Operating Expenses

16. OPERATING EXPENSES

The following summarizes the depreciation, amortization, personnel costs, and impairment recognized in operating expenses during the three months ended December 31, 2025 and 2024:

	Three months ended December 31,
	2025	2024
Cost of sales	(7,982)	(6,546)
Selling and distribution expenses	(12,565)	(10,125)
General and administrative expenses	(2,473)	(2,447)
Total depreciation	(23,020)	(19,118)

Cost of sales	(70)	(54)
Selling and distribution expenses	(6,503)	(6,751)
General and administrative expenses	(565)	(170)
Total amortization	(7,138)	(6,975)

Cost of sales	(54,098)	(53,118)
Selling and distribution expenses	(31,345)	(26,330)
General and administrative expenses	(14,792)	(12,739)
Total personnel costs	(100,235)	(92,187)

Selling and distribution expenses	—	(99)
Total impairment	—	(99)

Additionally, Selling and distribution expenses predominantly consist of selling and marketing expenses as well as logistics expenses. Selling and marketing expenses amounted to €36.5 million during the three months ended December 31, 2025. Selling and marketing expenses were €34.5 million during the three months ended December 31, 2024. Logistics expenses amounted to €30.1 million during the three months ended December 31, 2025. Logistics expenses were €31.1 million during the three months ended December 31, 2024.